Securities (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Securities Maturity Schedule

The remaining terms to contractual maturities of the securities held by the Bank are shown on the following table.

Securities Maturity Schedule[1]
(millions of Canadian dollars)								As at
							October 31 2020	October 31 2019
	Remaining terms to maturities[2]
	Within 1 year	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years to 10 years	Over 10 years	With no specific maturity	Total	Total

Trading securities
Government and government-related securities
Canadian government debt
Federal	$16,124	$1,774	$431	$2,335	$828	$–	$21,492	$10,916
Provinces	1,621	984	904	917	4,042	–	8,468	8,518
U.S. federal, state, municipal governments, and agencies debt	4,615	5,466	5,235	781	6,728	–	22,825	19,133
Other OECD government-guaranteed debt	1,085	915	554	1,460	549	–	4,563	4,132
Mortgage-backed securities
Residential	299	575	653	–	–	–	1,527	1,603

Commercial	–	16	80	67	–	–	163	143

	23,744	9,730	7,857	5,560	12,147	–	59,038	44,445
Other debt securities
Canadian issuers	816	1,500	1,284	1,310	705	–	5,615	5,132

Other issuers	3,753	4,817	2,965	1,572	246	–	13,353	13,548

	4,569	6,317	4,249	2,882	951	–	18,968	18,680
Equity securities
Common shares	–	–	–	–	–	43,842	43,842	56,119
Preferred shares	–	–	–	–	–	37	37	57

	–	–	–	–	–	43,879	43,879	56,176

Retained interests	–	3	6	5	–	–	14	19

Total trading securities	$28,313	$16,050	$12,112	$8,447	$13,098	$43,879	$121,899	$119,320

Non-trading financial assets at fair value through profit or loss
Government and government-related securities
Canadian government debt
Federal	$–	$–	$–	$–	$–	$–	$–	$32

U.S. federal, state, municipal governments, and agencies debt	–	–	–	–	388	–	388	287

	–	–	–	–	388	–	388	319

Other debt securities
Canadian issuers	–	47	281	–	–	324	652	587
Asset-backed securities	112	1,997	527	598	58	–	3,292	3,362

Other issuers	–	–	–	–	–	170	170	132

	112	2,044	808	598	58	494	4,114	4,081
Equity securities
Common shares	–	–	–	–	–	293	293	277
Preferred shares	–	–	–	–	–	35	35	30

	–	–	–	–	–	328	328	307

Total non-trading financial assets at fair value through profit or loss	$112	$2,044	$808	$598	$446	$822	$4,830	$4,707

Financial assets designated at fair value through profit or loss
Government and government-related securities
Canadian government debt
Federal	$1,129	$–	$–	$–	$–	$–	$1,129	$164
Provinces	325	70	50	1	99	–	545	388
U.S. federal, state, municipal governments, and agencies debt	–	11	–	–	–	–	11	67

Other OECD government-guaranteed debt	146	137	101	–	–	–	384	794

	1,600	218	151	1	99	–	2,069	1,413
Other debt securities
Canadian issuers	309	757	635	457	22	–	2,180	1,888

Other issuers	65	252	173	–	–	–	490	739

	374	1,009	808	457	22	–	2,670	2,627

Total financial assets designated at fair value through profit or loss	$1,974	$1,227	$959	$458	$121	$–	$4,739	$4,040

[1]	Certain comparative amounts have been added to conform with the presentation adopted in the current period.
[2]	Represents contractual maturities. Actual maturities may differ due to prepayment privileges in the applicable contract.

Securities Maturity Schedule[1] (Continued)
(millions of Canadian dollars)								As at
							October 31 2020	October 31 2019
	Remaining terms to maturities[2]
	Within 1 year	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years to 10 years	Over 10 years	With no specific maturity	Total	Total

Securities at fair value through other comprehensive income
Government and government-related securities
Canadian government debt
Federal	$2,144	$2,922	$6,120	$2,434	$506	$–	$14,126	$9,663
Provinces	1,368	2,308	4,430	7,920	476	–	16,502	12,927
U.S. federal, state, municipal governments, and agencies debt	10,516	11,497	2,467	3,031	5,523	–	33,034	40,737
Other OECD government-guaranteed debt	3,988	6,025	539	204	–	–	10,756	14,407

Mortgage-backed securities	1,166	2,699	–	–	–	–	3,865	5,437

	19,182	25,451	13,556	13,589	6,505	–	78,283	83,171
Other debt securities
Asset-backed securities	954	1,978	1,906	1,649	3,519	–	10,006	15,888
Non-agency collateralized mortgage obligation portfolio	–	–	–	–	–	–	–	247

Corporate and other debt	2,174	3,570	2,519	1,612	20	–	9,895	7,834

	3,128	5,548	4,425	3,261	3,539	–	19,901	23,969
Equity securities
Common shares	–	–	–	–	–	2,387	2,387	1,598

Preferred shares	–	–	–	–	–	212	212	242

	–	–	–	–	–	2,599	2,599	1,840

Total securities at fair value through other comprehensive income	$22,310	$30,999	$17,981	$16,850	$10,044	$2,599	$100,783	$108,980

Debt securities at amortized cost, net of allowance for credit losses
Government and government-related securities
Canadian government debt
Federal	$11,046	$1,201	$3,036	$643	$2,055	$–	$17,981	$4,771
Provinces	77	293	2,075	2,784	398	–	5,627	2,271
U.S. federal, state, municipal governments, and agencies debt	36,788	7,987	12,045	23,086	33,939	–	113,845	43,214

Other OECD government guaranteed debt	8,105	16,438	11,077	1,520	–	–	37,140	28,019

	56,016	25,919	28,233	28,033	36,392	–	174,593	78,275
Other debt securities
Asset-backed securities	9	5,856	8,811	2,102	10,419	–	27,197	28,763
Non-agency collateralized mortgage obligation portfolio	–	–	–	80	16,912	–	16,992	16,236
Canadian issuers	203	49	54	573	8	–	887	99

Other issuers	1,059	3,788	1,746	1,415	2	–	8,010	7,124

	1,271	9,693	10,611	4,170	27,341	–	53,086	52,222

Total debt securities at amortized cost, net of allowance for credit losses	57,287	35,612	38,844	32,203	63,733	–	227,679	130,497
Total securities	$109,996	$85,932	$70,704	$58,556	$87,442	$47,300	$459,930	$367,544

[1]	Certain comparative amounts have been added to conform with the presentation adopted in the current period.
[2]	Represents contractual maturities. Actual maturities may differ due to prepayment privileges in the applicable contract.

Summary of Unrealized Gains and Losses
Unrealized Securities Gains (Losses) for Securities at Fair Value Through Other Comprehensive Income
(millions of Canadian dollars)									As at
				October 31, 2020					October 31, 2019
	Cost/ amortized cost	[1]	Gross unrealized gains	Gross unrealized (losses )	Fair value	Cost/ amortized cost	[1]	Gross unrealized gains	Gross unrealized (losses )	Fair value
Government and government-related securities
Canadian government debt
Federal	$13,967		$160	$(1)	$14,126	$9,603		$62	$(2)	$9,663
Provinces	16,342		181	(21)	16,502	12,890		77	(40)	12,927
U.S. federal, state, municipal governments, and agencies debt	32,875		192	(33)	33,034	40,703		86	(52)	40,737
Other OECD government guaranteed debt	10,720		39	(3)	10,756	14,394		21	(8)	14,407

Mortgage-backed securities	3,855		11	(1)	3,865	5,407		31	(1)	5,437

	77,759		583	(59)	78,283	82,997		277	(103)	83,171
Other debt securities
Asset-backed securities	10,051		26	(71)	10,006	15,890		29	(31)	15,888
Non-agency collateralized mortgage obligation portfolio	–		–	–	–	247		–	–	247

Corporate and other debt	9,853		79	(37)	9,895	7,832		27	(25)	7,834

	19,904		105	(108)	19,901	23,969		56	(56)	23,969

Total debt securities	97,663		688	(167)	98,184	106,966		333	(159)	107,140
Equity securities
Common shares	2,641		26	(280)	2,387	1,594		31	(27)	1,598

Preferred shares	303		–	(91)	212	302		4	(64)	242

	2,944		26	(371)	2,599	1,896		35	(91)	1,840
Total securities at fair value through other comprehensive income	$100,607		$714	$(538)	$100,783	$108,862		$368	$(250)	$108,980

[1]	Includes the foreign exchange translation of amortized cost balances at the period-end spot rate.

Summary of Equity Securities Designated at Fair Value Through Other Comprehensive Income

Equity Securities Designated at Fair Value Through Other Comprehensive Income
(millions of Canadian dollars)		As at	For the year ended
	October 31, 2020	October 31, 2019	October 31, 2020	October 31, 2019
		Fair value	Dividend income recognized
Common shares	$2,387	$1,598	$93	$64

Preferred shares	212	242	14	15
Total	$2,599	$1,840	$107	$79

Summary of Securities Net Realized Gains (Losses)

Securities Net Realized Gains (Losses)

(millions of Canadian dollars)	For the year ended
	October 31 2020	October 31 2019
Debt securities at amortized cost	$13	$49
Debt securities at fair value through other comprehensive income	27	29
Total	$40	$78

Summary of Debt Securities by Risk Rating

The following table provides the gross carrying amounts of debt securities measured at amortized cost and debt securities at FVOCI by internal risk ratings for credit risk management purposes, presenting separately those debt securities that are subject to Stage 1, Stage 2, and Stage 3 allowances.

Debt Securities by Risk Ratings

(millions of Canadian dollars)										As at
			October 31, 2020					October 31, 2019
	Stage 1	Stage 2		Stage 3	Total	Stage 1	Stage 2		Stage 3	Total
Debt securities
Investment grade	$322,842	$–	$	n/a	$322,842	$235,475	$–	$	n/a	$235,475
Non-Investment grade	2,762	244		n/a	3,006	2,109	54		n/a	2,163
Watch and classified	n/a	17		n/a	17	n/a	–		n/a	–
Default	n/a	n/a		–	–	n/a	n/a		–	–
Total debt securities	325,604	261		–	325,865	237,584	54		–	237,638
Allowance for credit losses on debt securities at amortized cost	2	–		–	2	1	–		–	1
Debt securities, net of allowance	$325,602	$261		$–	$325,863	$237,583	$54		$–	$237,637